RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
18. RELATED PARTY TRANSACTIONS

Effective April 1, 2020, NJNG entered into a 5-year agreement for 3 Bcf of firm storage capacity with Steckman Ridge, which expires on March 31, 2025. Under the terms of the agreement, NJNG incurs demand fees, at market rates, of approximately $9.3 million annually, a portion of which is eliminated in consolidation. These fees are recoverable through NJNG’s BGSS mechanism and are included as a component of regulatory assets.

Energy Services may periodically enter into storage or park and loan agreements with its affiliated FERC-jurisdictional natural gas storage facility, Steckman Ridge. As of September 30, 2020, Energy Services has entered into transactions with Steckman Ridge for varying terms, all of which expire by October 31, 2020.

NJNG has entered into a 15-year transportation precedent agreement for committed capacity of 180,000 Dths per day and NJRES entered into a 5-year, 50,000 Dths per day transportation precedent agreement with PennEast, both to commence when PennEast is placed in service.

Demand fees, net of eliminations, associated with Steckman Ridge during the fiscal years ended September 30, are as follows:

(Thousands)	2020	2019	2018
Natural Gas Distribution	$5,900	$5,814	$5,730
Energy Services	183	2,134	2,775
Total	$6,083	$7,948	$8,505

The following table summarizes demand fees payable to Steckman Ridge as of September 30:

(Thousands)	2020	2019
Natural Gas Distribution	$775	$775
Energy Services	16	15
Total	$791	$790

NJNG and Energy Services have entered into various asset management agreements, the effects of which are eliminated in consolidation. Under the terms of these agreements, NJNG releases certain transportation and storage contracts to Energy Services. As of September 30, 2020, NJNG and Energy Services had three asset management agreements with expiration dates ranging from October 31, 2020 through October 31, 2021.

NJNG entered into a transportation precedent agreement with Adelphia Gateway for committed capacity of 130,000 Dths per day, which expires in October 2026.

Energy Services has a 5-year agreement for 3 Bcf of firm storage capacity with Leaf River, which is eliminated in consolidation and expires in March 2024.